Stock-Based Compensation - Schedule of Non-Vested Share Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Ordinary Shares [Member] | SEALSQ Corp One [Member]
Class of Stock [Line Items]
Non-vested options at the beginning	1,200
Non-vested options, Weighted-average grant date fair value at the beginning	$ 4.29
Non-vested options, Granted	1,230,670	3,042,652
Non-vested options, Weighted-average grant date fair value, Granted	$ 3.45	$ 2.94
Non-vested options, Vested	1,230,670	3,041,452
Non-vested options, Weighted-average grant date fair value, Vested	$ 3.45	$ 2.93
Non-vested options, forfeited or cancelled
Non-vested options, Weighted-average grant date fair value, forfeited or cancelled
Non-vested options at the ending	1,200	1,200
Non-vested options, Weighted-average grant date fair value at the ending	$ 4.29	$ 4.29
Class B Common Stock [Member]
Class of Stock [Line Items]
Non-vested options at the beginning		136
Non-vested options, Weighted-average grant date fair value at the beginning		$ 7.55
Non-vested options, Granted		22,129
Non-vested options, Weighted-average grant date fair value, Granted	$ 0	$ 11.08
Non-vested options, Vested		(22,265)
Non-vested options, Weighted-average grant date fair value, Vested	$ 0	$ 11.06
Non-vested options, forfeited or cancelled
Non-vested options, Weighted-average grant date fair value, forfeited or cancelled
Non-vested options at the ending
Non-vested options, Weighted-average grant date fair value at the ending
Class F Common Stock [Member] | SEALSQ Corp One [Member]
Class of Stock [Line Items]
Non-vested options at the beginning
Non-vested options, Weighted-average grant date fair value at the beginning
Non-vested options, Granted
Non-vested options, Weighted-average grant date fair value, Granted
Non-vested options, Vested
Non-vested options, Weighted-average grant date fair value, Vested
Non-vested options, forfeited or cancelled
Non-vested options, Weighted-average grant date fair value, forfeited or cancelled
Non-vested options at the ending
Non-vested options, Weighted-average grant date fair value at the ending
Class A Common Stock [Member]
Class of Stock [Line Items]
Non-vested options at the beginning
Non-vested options, Weighted-average grant date fair value at the beginning
Non-vested options, Granted
Non-vested options, Weighted-average grant date fair value, Granted
Non-vested options, Vested
Non-vested options, Weighted-average grant date fair value, Vested
Non-vested options, forfeited or cancelled
Non-vested options, Weighted-average grant date fair value, forfeited or cancelled
Non-vested options at the ending
Non-vested options, Weighted-average grant date fair value at the ending